Restructuring and Contract Termination Costs	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Restructuring and Contract Termination Costs
Restructuring and Contract Termination Costs
During the year ended December 31, 2013, we recorded restructuring charges of $3.9 million primarily related to severance and related costs associated with the integration of the television stations acquired during 2012. During the years ended December 31, 2012 and 2011, we recorded restructuring charges of $1.0 million and $0.7 million, respectively, as a result of severance and related costs as well as the consolidation of certain activities at our stations and our corporate headquarters. During the years ended December 31, 2013, 2012 and 2011, we made cash payments of $4.2 million, $0.8 million and $1.1 million related to these restructuring actions. We expect to make cash payments of $0.4 million related to these restructuring actions during 2014.
The activity for these restructuring charges relating to severance and related costs is as follows (in thousands):

Severance and Related
Balance as of December 31, 2011	$515
Charges	1,009
Payments	(807)
Balance as of December 31, 2012	$717
Charges	3,895
Payments	(4,189)
Balance as of December 31, 2013	$423

In December 2013, we terminated an agreement with a service provider that provided national sales representation and made a payment of $5.4 million to exit our agreement prior to its expiration. Concurrent with the termination of the agreement, we released $1.5 million of deferred credits associated with the terminated contract. The amount of the one-time termination payment, offset by the release of the deferred credits, has been reflected as Contract termination costs in our consolidated statement of operations for 2013.

LIN Television
Entity Information [Line Items]
Restructuring and Contract Termination Costs
Restructuring and Contract Termination Costs
During the year ended December 31, 2013, we recorded restructuring charges of $3.9 million primarily related to severance and related costs associated with the integration of the television stations acquired during 2012. During the years ended December 31, 2012 and 2011, we recorded restructuring charges of $1.0 million and $0.7 million, respectively, as a result of severance and related costs as well as the consolidation of certain activities at our stations and our corporate headquarters. During the years ended December 31, 2013, 2012 and 2011, we made cash payments of $4.2 million, $0.8 million and $1.1 million related to these restructuring actions. We expect to make cash payments of $0.4 million related to these restructuring actions during 2014.
The activity for these restructuring charges relating to severance and related costs is as follows (in thousands):

Severance and Related
Balance as of December 31, 2011	$515
Charges	1,009
Payments	(807)
Balance as of December 31, 2012	$717
Charges	3,895
Payments	(4,189)
Balance as of December 31, 2013	$423

In December 2013, we terminated an agreement with a service provider that provided national sales representation and made a payment of $5.4 million to exit our agreement prior to its expiration. Concurrent with the termination of the agreement, we released $1.5 million of deferred credits associated with the terminated contract. The amount of the one-time termination payment, offset by the release of the deferred credits, has been reflected as Contract termination costs in our consolidated statement of operations for 2013.